Cash Flow Information	12 Months Ended
Feb. 29, 2016
Supplemental Cash Flow Information [Abstract]
Cash Flow Information
CASH FLOW AND ADDITIONAL INFORMATION

(a)	Certain consolidated statements of cash flow information related to interest and income taxes paid is summarized as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Interest paid during the year	$75	$75	$29
Income taxes paid during the year	30	59	131
Income tax refunds received during the year	172	425	1,447

(b)	Additional information
Advertising expense, which includes media, agency and promotional expenses totaling $102 million (February 28, 2015 - $141 million; March 1, 2014 - $843 million) is included in selling, marketing and administration expenses for the fiscal year ended February 29, 2016.
Selling, marketing and administration expenses for the fiscal year ended February 29, 2016 included $12 million with respect to foreign exchange losses (February 28, 2015 – gains of $42 million; March 1, 2014 – losses of $62 million).